Long-Term Debt (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Scheduled maturities of long-term debt of next five years and thereafter
2012	$ 3,414
2013	3,545
2014	261,541
2015	114,728
2016	441,764
2017 and thereafter	25,199
Total long-term debt	$ 850,191	$ 776,055